CONSOLIDATED STATEMENTS OF CASH FLOWS (parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	$ 37,736	$ 38,808	$ 68,441
Restricted cash	2,709	994	1,573
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	40,445	39,802	70,014
Supplemental cash flow information:
Income taxes paid	(133)	(55)	$ (81)
Interest expense paid	(66)	(4)
Noncash investing activities:
Issuance of convertible promissory notes as the consideration of acquisition of Ezbuy		(29,131)
Acquisition of property, plant and equipment included in long-term payable	(758)	(1,170)
Purchase of property and equipment included in accrued expenses and other current liabilities	758	$ 1,170
Disposal of property and equipment included in prepaid expenses and other current assets	(400)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	10,060
Disposal of long term investment included in amounts due from related parties	$ 4,223